Stockholders’ Deficiency (Details) - Schedule of Warrants Outstanding and Exercisable	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 31, 2023 $ / shares shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		43,729,794	43,729,794	6,118,808
0.40 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		3,061,783	3,061,783	3,061,783
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 0.4		$ 0.4
Expiry Date		Aug. 30, 2024	Aug. 30, 2024	Aug. 30, 2024
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		3,329,828	3,329,828	3,057,025
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 0.31		$ 0.31
Expiry Date		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		876,595	876,595
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 0.31
Expiry Date		Oct. 16, 2026	Oct. 16, 2026
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		2,524,993	2,524,993
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 0.31
Expiry Date		Nov. 08, 2026	Nov. 08, 2026
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		9,864,305	9,864,305
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 0.31
Expiry Date		Dec. 22, 2026	Dec. 22, 2026
0.283 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		11,317,750	11,317,750
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 0.283
Expiry Date		Feb. 16, 2028	Feb. 16, 2028
0.29 (CAD$0.39) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		5,477,471	5,477,471
Exercise Price (in Dollars per share and Dollars per share) | (per share)		$ 0.29	$ 0.39
Expiry Date		Feb. 16, 2028	Feb. 16, 2028
0.29 (CAD$0.39) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		6,817,483	6,817,483
Exercise Price (in Dollars per share and Dollars per share) | (per share)		$ 0.29	$ 0.39
Expiry Date		Mar. 15, 2028	Mar. 15, 2028
0.289 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		459,586	459,586
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 0.289
Expiry Date		Mar. 15, 2028	Mar. 15, 2028
Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	61,332,886	11,970,312	11,970,312	6,118,808
Exercise Price (in Dollars per share and Dollars per share) | $ / shares			$ 0.39
Warrant [Member] | 0.40 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,661,783			3,061,783
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.4			$ 0.4
Expiry Date	Aug. 30, 2024			Aug. 30, 2024
Warrant [Member] | 0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	3,329,828			3,057,025
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31			$ 0.31
Expiry Date	Aug. 31, 2026			Aug. 31, 2026
Warrant [Member] | 0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	876,595
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31
Expiry Date	Oct. 16, 2026
Warrant [Member] | 0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,524,993
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31
Expiry Date	Nov. 08, 2026
Warrant [Member] | 0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	9,864,305
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31
Expiry Date	Dec. 22, 2026
Warrant [Member] | 0.283 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	6,557,165
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.283
Expiry Date	Mar. 15, 2028
Warrant [Member] | 0.29 (CAD$0.39) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		5,477,471	5,477,471
Exercise Price (in Dollars per share and Dollars per share) | (per share)		$ 0.29	$ 0.39
Expiry Date		Feb. 16, 2028	Feb. 16, 2028
Warrant [Member] | 0.29 (CAD$0.39) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		6,492,841	6,492,841
Exercise Price (in Dollars per share and Dollars per share) | (per share)		$ 0.29	$ 0.39
Expiry Date		Mar. 15, 2028	Mar. 15, 2028
Warrant [Member] | 0.289 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	14,640,221
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.289
Expiry Date	Feb. 16, 2028